GODFREY & KAHN, S.C.
                   Attorneys at Law
                780 North Water Street
           Milwaukee, Wisconsin  53202-3580

              Telephone:  (414) 273-3500
                 Fax:  (414) 273-5198


                              March 5, 1999

VIA EDGAR
U.S. Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C.  20549

     RE:  Oak Ridge Funds, Inc. (Registration Nos. 33-
70590; 811-8088)

Ladies and Gentlemen:

     On behalf of Oak Ridge Funds, Inc. (the "Company") and pursuant to Rule 497(c) of the Securities Act of 1933, as amended (the "Act"), we hereby file the form of Prospectus which will be used by the Company after the effective date of the Company's most recent Post-
Effective Amendment filing of its Registration
Statement on Form N-1A (i.e., Post-Effective Amendment
No. 9).

     In addition, please note that in lieu of filing the form of Statement of Additional Information which will be used by the Company after the effective date of Post-Effective Amendment No. 9 as required by Rule
497(c), in accordance with Rule 497(j) under the Act, we are hereby providing you with notice that (i) the form of Statement of Additional Information that would have been filed under Rule 497(c) for the Company would not have differed from that contained in the Company's
Post-Effective Amendment No. 9, and (ii) the text of the Company's Post-Effective Amendment No. 9 was filed electronically on March 1, 1999.

     Please do not hesitate to contact me if you have any questions.

                              Very truly yours,

                              GODFREY & KAHN, S.C.

                              /s/ Pamela M. Krill

                              Pamela M. Krill
cc:  Samuel Wegbreit
     Carol A. Gehl